Condensed Financial Information - Parent Company Only - Condensed Statements of Cash Flows (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Interest paid	₸ (874,234)	₸ (597,046)	₸ (454,502)
Fees and commissions received	1,654,238	1,329,350	1,027,545
General and administrative expenses paid	68,353	23,746	16,543
Other assets	(4,010)	(1,044)	(17,503)
Other liabilities	152,702	(28,391)	17,260
Income tax paid	(260,908)	(218,060)	(181,784)
Net cash inflow from operating activities	673,611	581,892	1,106,128
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash (outflow)/ inflow from investing activities	(507,803)	(108,364)	(218,360)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of debt securities	326,047	0	0
Dividends paid	0	(646,056)	(560,132)
Net cash inflow/(outflow) from financing activities	150,251	(709,771)	(675,970)
Effect of changes in foreign exchange rate on cash and cash equivalents	(32,386)	35,247	(6,692)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	283,673	(200,996)	205,106
CASH AND CASH EQUIVALENTS, beginning of period	619,470	820,466	615,360
CASH AND CASH EQUIVALENTS, end of period	903,143	619,470	820,466
Parent
CASH FLOWS FROM OPERATING ACTIVITIES:
Interest income received	23,577	19,303	18,991
Interest paid	(21,954)
Fees and commissions received	47
Fee and commission expense	(32)	(16)	(16)
Marketing income received	20,889		41
General and administrative expenses paid	(8,395)	(3,548)	(3,669)
Cash flows from operating activities before changes in operating assets and liabilities	14,132	15,739	15,347
Other assets	(815)	(821)	426
Other liabilities	956	(14)	80
Cash inflow from operating activities before income tax	14,273	14,904	15,853
Income tax paid	(2,966)	(587)	(539)
Net cash inflow from operating activities	11,307	14,317	15,314
CASH FLOWS FROM INVESTING ACTIVITIES:
Dividends received from subsidiaries	742,035	752,706	580,052
Proceeds on disposal of financial assets at FVTOCI	336,907
Purchase of financial assets at FVTOCI	(587,234)
Acquisition of subsidiary, net of cash acquired	(552,834)
Sale of investments in subsidiaries		5,000
Purchase of investments in subsidiaries	(33,721)
Net cash (outflow)/ inflow from investing activities	(94,847)	757,706	580,052
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of debt securities	326,047
Dividends paid		(646,056)	(560,132)
Purchase of treasury shares	(21,907)	(2,852)	(60,703)
Net cash inflow/(outflow) from financing activities	304,140	(648,908)	(620,835)
Effect of changes in foreign exchange rate on cash and cash equivalents	(39,232)	1,394	(279)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	181,368	124,509	(25,748)
CASH AND CASH EQUIVALENTS, beginning of period	324,993	200,484	226,232
CASH AND CASH EQUIVALENTS, end of period	₸ 506,361	₸ 324,993	₸ 200,484